REVENUES	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
REVENUES	REVENUES
(a)Revenues by type
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2021:

	Three months ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$7,431	$877	$2,547	$—	$10,855
Other revenues	248	128	4	—	380
Total revenues	$7,679	$1,005	$2,551	$—	$11,235

	Six months ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$13,094	$1,857	$5,358	$—	$20,309
Other revenues	487	259	9	—	755
Total revenues	$13,581	$2,116	$5,367	$—	$21,064
The tables below summarize the partnership’s segment revenues by type of revenue for the three and six months ended June 30, 2020:

	Three months ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$3,836	$968	$2,196	$—	$7,000
Other revenues	217	152	1	—	370
Total revenues	$4,053	$1,120	$2,197	$—	$7,370

	Six months ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues by type
Revenues from contracts with customers	$10,176	$1,970	$4,641	$—	$16,787
Other revenues	406	320	3	—	729
Total revenues	$10,582	$2,290	$4,644	$—	$17,516
(b)Timing of recognition of revenues from contracts with customers
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2021:

	Three months ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$6,303	$239	$2,494	$—	$9,036
Services transferred over a period of time	1,128	638	53	—	1,819
Total revenues from contracts with customers	$7,431	$877	$2,547	$—	$10,855
Other non IFRS 15 revenues	248	128	4	—	380
Total revenues	$7,679	$1,005	$2,551	$—	$11,235

	Six months ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$10,967	$661	$5,272	$—	$16,900
Services transferred over a period of time	2,127	1,196	86	—	3,409
Total revenues from contracts with customers	$13,094	$1,857	$5,358	$—	$20,309
Other non IFRS 15 revenues	487	259	9	—	755
Total revenues	$13,581	$2,116	$5,367	$—	$21,064
The tables below summarize the partnership’s segment revenues by timing of revenue recognition for the total revenues from contracts with customers for the three and six months ended June 30, 2020:

	Three months ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$2,863	$367	$2,159	$—	$5,389
Services transferred over a period of time	973	601	37	—	1,611
Total revenues from contracts with customers	$3,836	$968	$2,196	$—	$7,000
Other non IFRS 15 revenues	217	152	1	—	370
Total revenues	$4,053	$1,120	$2,197	$—	$7,370

	Six months ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$8,199	$762	$4,564	$—	$13,525
Services transferred over a period of time	1,977	1,208	77	—	3,262
Total revenues from contracts with customers	$10,176	$1,970	$4,641	$—	$16,787
Other non IFRS 15 revenues	406	320	3	—	729
Total revenues	$10,582	$2,290	$4,644	$—	$17,516
(c)    Revenues by geography
The tables below summarize the partnership’s segment revenues by geography for revenues from contracts with customers for the three and six months ended June 30, 2021:

	Three months ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$4,603	$89	$38	$—	$4,730
United States of America	77	307	1,023	—	1,407
Europe	717	318	616	—	1,651
Australia	1,193	—	18	—	1,211
Canada	569	21	120	—	710
Brazil	59	20	213	—	292
Mexico	—	—	200	—	200
Other	213	122	319	—	654
Total revenues from contracts with customers	$7,431	$877	$2,547	$—	$10,855
Other revenues	248	128	4	—	380
Total revenues	$7,679	$1,005	$2,551	$—	$11,235

	Six months ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$8,141	$141	$86	$—	$8,368
United States of America	155	684	2,084	—	2,923
Europe	1,020	632	1,385	—	3,037
Australia	2,236	7	30	—	2,273
Canada	1,088	52	255	—	1,395
Brazil	107	23	406	—	536
Mexico	—	—	388	—	388
Other	347	318	724	—	1,389
Total revenues from contracts with customers	$13,094	$1,857	$5,358	$—	$20,309
Other revenues	487	259	9	—	755
Total revenues	$13,581	$2,116	$5,367	$—	$21,064
The tables below summarize the partnership’s segment revenues by geography for revenues from contracts with customers for the three and six months ended June 30, 2020:

	Three months ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$2,000	$112	$44	$—	$2,156
United States of America	12	370	883	—	1,265
Europe	233	349	417	—	999
Australia	1,016	2	20	—	1,038
Canada	336	21	106	—	463
Brazil	58	16	163	—	237
Mexico	—	—	135	—	135
Other	181	98	428	—	707
Total revenues from contracts with customers	$3,836	$968	$2,196	$—	$7,000
Other revenues	217	152	1	—	370
Total revenues	$4,053	$1,120	$2,197	$—	$7,370

	Six months ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
United Kingdom	$6,257	$187	$91	$—	$6,535
United States of America	13	916	1,770	—	2,699
Europe	495	578	1,136	—	2,209
Australia	2,003	6	31	—	2,040
Canada	830	40	234	—	1,104
Brazil	201	39	369	—	609
Mexico	—	—	327	—	327
Other	377	204	683	—	1,264
Total revenues from contracts with customers	$10,176	$1,970	$4,641	$—	$16,787
Other revenues	406	320	3	—	729
Total revenues	$10,582	$2,290	$4,644	$—	$17,516